Earnings per share - Additional Information (Details)		3 Months Ended
	Jul. 10, 2024	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	35,082	23,118
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		20,000	292,687
Dilutive effect of share options on number of ordinary shares		194,555	109,322